Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of nominal value in contracts

Nature of supplier	1 year	2 - 3 years	4 - 5 years	Total
Carbon credits	767	1,214	—	1,981
Energy acquisition	38	64	52	154